Significant accounting principles, Application of new and revised international financial reporting standards ("IFRSs") (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 05, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Initial Recognition Lease Liability and Right of Use Asset [Abstract]
The weighted average incremental borrowing rate applied			3.18%
Amounts Recognized in the Consolidated Statement of Financial Position [Abstract]
Lease liability (Other non-current liabilities)			$ 2,241
Lease liability (Other current liabilities)			605
Right-of-use asset (Other property, plant and equipment)			2,808
Consolidated Income Statement and Consolidated Statement of Comprehensive Income [Abstract]
Depreciation IFRS 16 (Depreciation and amortization expense)			(115,584)	$ (103,476)	$ (96,758)
IFRS 16 interest expense (other financial expense)			(1,790)	(4,943)	443
Consolidated Statement of Cash Flow and Reconciliation of Changes in Liabilities Incurred from Financing Activities [Abstract]
Principal paid on the lease liability (Repayment principal element of lease liability)			(370)	0	$ 0
IFRS 16 Leases [Member]
Impact of initial application of IFRS 16 Leases [Abstract]
Increase in lease liability	$ 100	$ 1,600
Increase in right-of-use lease asset	$ 100	$ 1,600
Initial Recognition Lease Liability and Right of Use Asset [Abstract]
Operating lease commitment at December 31, 2018 as disclosed				529
Extension options reasonably certain to be exercised				1,162
Practical expedient related to short-term leases				(3)
Practical expedient related to low-value leases				0
Discounting using the incremental borrowing rate as of January 1, 2019				(204)
Lease liability recognized at initial application of IFRS 16 as of January 1, 2019				$ 1,484
The weighted average incremental borrowing rate applied				4.03%
Amounts Recognized in the Consolidated Statement of Financial Position [Abstract]
Right-of-use asset (Other property, plant and equipment)				$ 1,500
Consolidated Income Statement and Consolidated Statement of Comprehensive Income [Abstract]
Lease payment			442
Depreciation IFRS 16 (Depreciation and amortization expense)			(405)
IFRS 16 interest expense (other financial expense)			(72)
Consolidated Statement of Cash Flow and Reconciliation of Changes in Liabilities Incurred from Financing Activities [Abstract]
Principal paid on the lease liability (Repayment principal element of lease liability)			$ (370)